Share Capital and Reserves (Details) - Schedule of outstanding stock options	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Schedule of outstanding stock options [Abstract]
Number Outstanding, Balance	1,013,399	549,524	531,559
Weighted Average Exercise Price, Balance	$ 5.12	$ 4.96	$ 4.96
Number of Outstanding, Balance	1,353,825	1,013,399	549,524
Weighted Average Excercise Price, Balance	$ 4.70	$ 5.12	$ 4.96
Number of Outstanding, Granted	470,083	482,500	72,284
Weighted Average Excercise Price, Granted	$ 4.11	$ 5.28	$ 5.92
Number of Outstanding, Exercised	(3,750)	(3,125)
Weighted Average Excercise Price, Exercised	$ 3.49	$ 3.52
Number of Outstanding, Forfeited	(125,907)	(15,500)	(54,319)
Weighted Average Excercise Price, Forfeited	$ 6.04	$ 6.72	$ 5.28